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12/31/2002

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	                    UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  December 31, 2002

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	710 N. York Rd.
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

David W. Pequet		Hinsdale, IL	February 3, 2003

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934






                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----
AMERICAN INTL GROUP  COM       026874107   303      5255      SH        SOLE
ANALOG DEVICES       COM       032654105   214      8978      SH        SOLE
AUTOMATIC DATA PRO   COM       053015103   214      5466      SH        SOLE
BIOMET               COM       090613100   267      9316      SH        SOLE
BJ SERVICES	     COM       055482103   279      8636      SH        SOLE
CHIRON               COM       170040109   270      7177      SH        SOLE
CITIGROUP	     COM       172967101   305      8665      SH        SOLE
CONAGRA		     COM       205887102   305     12188      SH        SOLE
CONOCO PHILIPS       COM       20825C104   151      3138      SH        SOLE
DENTSPLY	     COM       249030107   296      7949      SH        SOLE
GUIDANT              COM       401698105   253      8205      SH        SOLE
HARLEY DAVIDSON      COM       412822108   243      5260      SH        SOLE
HEWLETT PACKARD      COM       428236103   283     16328      SH        SOLE
HOME DEPOT           COM       437076102   240     10028      SH        SOLE
IDEC PHARMACEUTICAL  COM       449370105   255      7699      SH        SOLE
JOHNSON & JOHNSON    COM       478160104   348      6480      SH        SOLE
LINEAR TECHNOLOGY    COM       535678106   335     13033      SH        SOLE
MERCK & CO.	     COM       589331107   374      6611      SH        SOLE
MICROSOFT CORP.	     COM       594918104   379      7326      SH        SOLE
MICROCHIP            COM       595017104   282     11543      SH        SOLE
PFIZER CORP.	     COM       717081103   313     10238      SH        SOLE
PROCTOR GAMBLE       COM       742718109   408      4743      SH        SOLE
SCHERING PLOUGH      COM       806605101   263     11840      SH        SOLE
ST. JUDE MEDICAL     COM       790849103   302      7598      SH        SOLE
SUNGUARD DATA        COM       867363103   275     11663      SH        SOLE
SYMANTEC             COM       871503108   307      7571      SH        SOLE
WALMART		     COM       931142103   318      6291      SH        SOLE
EXXON MOBIL CORP.    COM       30231G102   327      9346      SH        SOLE